Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current
Advances to suppliers	$ 1,704	$ 723
Income tax credits	5,283	5,240
Non-income tax credits	18,195	16,895
Judicial deposits	2,188	2,596
Receivable from disposal of subsidiary (Note 22)	23,093	17,047
Other receivables	1,803	2,492
Non-current portion	52,266	44,993	[1]
Current
Trade receivables	(54,565)	(51,498)
Prepaid expenses	10,427	12,521
Advances to suppliers	17,751	14,417
Income tax credits	1,709	1,059
Non-income tax credits	33,628	33,363
Receivable from disposal of subsidiary (Note 22)	15,506	5,716
Cash collateral	36	23
Other receivables	12,040	8,741
Subtotal	91,097	75,840
Trade and other receivables, net	145,662	127,338	[1]
Trade and other receivables	197,928	172,331
Reclassified from property, plant and equipment	363	226
Gross | Trade receivables excluding related party
Current
Trade receivables	58,530	55,271
Allowance for trade receivables
Current
Trade receivables	$ (3,965)	$ (3,773)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.